RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2024
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

5. RELATED PARTY TRANSACTIONS

In January 2023, $220,650 cash held in trust by a financial institution has been transferred to a director, $107,048 of which was used as repayment of due to the directors. The remaining balance was held by the director and pay the operating costs on behalf of the Company. At December 31, 2024, $76,612 [2023: $113,602] was held by the director on behalf of the Company.

As at December 31, 2024, the Company has amounts due to directors of $254,629 [2023 - $218,629]. These amounts are non-interest bearing, unsecured, and due on demand.

For the year ended December 31, 2024, the Company accrued director fees in the amount of $36,000 [2023 - $36,000 and 2022 - $36,000].